CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
REVENUES	$ 30,671	$ 82,071	$ 55,839	$ 2,032,673
COST OF REVENUES	0	3,005	870	2,414,645
GROSS PROFIT (LOSS)	30,671	79,066	54,969	(381,972)
OPERATING EXPENSES:
Selling, general and administrative	146,575	402,869	474,001	1,800,266
Salaries, wages and payroll taxes	185,000	253,622	581,877	2,379,730
Professional fees	226,023	(40,235)	406,654	3,166,153
Depreciation and amortization	31,837	44,502	95,709	496,485
Bad debt expense	0	11,506	59,817	2,433,963
Impairment expense	0	(115,971)	0	6,925,137
Gain on forgiveness of payables	0	0	0	0
TOTAL OPERATING EXPENSES	589,434	556,292	1,618,058	17,201,734
OPERATING LOSS	(558,763)	(477,226)	(1,563,089)	(17,583,706)
OTHER INCOME (EXPENSE):
Interest expense	61,209	(123,712)	(356,113)	(280,774)
Loss on deconsolidation	0	0	0	(1,642,795)
Change in fair market of derivative liabilities	(86,069)	(337,112)	(117,526)	(320,778)
Loss on equity investment	0	(20,765)	(1,500,000)	(159,849)
Gain on the forgiveness of debt	0	0	0	106,794
Exceptional Costs gain	(3,420)	0	(3,420)	0
Foreign currency exchange rate variance	0	(39,765)	0	(34,833)
TOTAL OTHER INCOME (EXPENSE)	(28,280)	(521,353)	(1,977,059)	(2,332,234)
Net loss	(587,043)	(998,577)	(3,540,148)	(19,915,940)
Net loss attributable to non-controlling interests	(3,855)	11,284	5,598	821,977
Net loss attributable to Darkpulse, Inc.	$ (590,898)	$ (987,293)	$ (3,534,550)	$ (19,093,964)
Net loss per share - basic	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
Net loss per share - diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00
Weighted average common shares outstanding - basic	8,191,535,359	7,455,611,222	8,213,651,977	7,282,672,517
Weighted average common shares outstanding - diluted	8,191,535,359	7,455,611,222	8,213,651,977	7,282,672,517